Note 16 - Earnings (Loss) Per Share - Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net (loss) income	$ (5,039)	$ 2,088	$ (6,145)
Weighted average shares outstanding (in thousands) – basic (in shares)	1,316,032	1,300,795	1,288,977
Effect of dilutive securities:
Options and RSUs (in thousands) (in shares)		30,027
Weighted average shares outstanding (in thousands) – diluted (in shares)	1,316,032	1,330,822	1,288,977
(LOSS) EARNINGS PER SHARE (note 16)
Basic (in dollars per share)
Diluted (in dollars per share)